Investments in Associates and Joint ventures (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Investments in Associates and Joint Ventures

Investments in associates and joint ventures as of December 31, 2017 and 2018 are as follows:

	2017		2018
	(in millions of Won)
Investments in associates	￦	1,520,441	1,738,692
Investments in joint ventures		2,037,491	1,911,311

	￦	3,557,932	3,650,003

Details of Investments in Associates
Details of investments in associates as of December 31, 2017 and 2018 are as follows:

	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2017		2018
	(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	178,713,975,892	31.27	￦	178,787	￦	175,553	174,123
POSPower Co., Ltd (*1,2)	4,507,138	34.00		164,757		—	161,477
SNNC	18,130,000	49.00		90,650		110,424	116,922
QSONE Co., Ltd.	200,000	50.00		84,395		85,049	85,550
Chun-cheon Energy Co., Ltd (*2)	16,098,143	45.67		80,491		74,378	62,478
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co., Ltd	2,008,000	29.53		10,040		17,252	17,382
Daesung Steel (*4)	108,038	17.54		14,000		15,500	15,644
Incheon-Gimpo Expressway Co., Ltd. (*2,4)	9,032,539	18.26		45,163		31,660	13,329
Keystone NO. 1. Private Equity Fund	13,800,000	40.45		13,800		12,379	11,183
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund (*4)	6,485	12.50		6,485		6,828	5,739
KONES, Corp.	3,250,000	41.67		6,893		2,827	2,849
BLUE OCEAN Private Equity Fund	333	27.52		33,300		19,620	—
UITrans LRT Co., Ltd. (*2)	7,714,380	38.19		38,572		15,841	—
Others (46 companies) (*2)						67,325	123,734

						634,636	790,410

[Foreign]
AES-VCM Mong Duong Power Company Limited (*3)	—	30.00		164,303		142,348	209,936
South-East Asia Gas Pipeline Company Ltd.	135,219,000	25.04		135,899		197,069	179,459
7623704 Canada Inc. (*4)	114,452,000	10.40		124,341		121,702	126,885
Eureka Moly LLC	—	20.00		240,123		79,398	82,447
AMCI (WA) PTY LTD	49	49.00		209,664		63,378	71,086
KOREA LNG LTD.	2,400	20.00		135,205		33,422	43,554
Nickel Mining Company SAS	3,234,698	49.00		157,585		45,905	41,712
NCR LLC	—	29.41		40,139		33,738	37,602
PT. Batutua Tembaga Raya	128,285	22.00		21,824		21,823	20,479
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd	10,200,000	34.00		9,517		15,617	14,796
PT. Wampu Electric Power (*2)	8,708,400	20.00		10,054		13,391	14,120
POSCO SeAH Steel Wire (Nantong) Co., Ltd.	50	25.00		4,723		6,517	6,478
Others (29 companies) (*2)						111,497	99,728

						885,805	948,282

					￦	1,520,441	1,738,692

(*1)

During the year ended December 31, 2018, the Company disposed of 63.53% of shares in POSPower Co., Ltd, which resulted in the Company’s loss of control, and the Company classified the remaining investment as investment in an associate.

(*2)	As of December 31, 2017 and 2018, investments in associates amounting to ￦158,370 million and ￦285,066 million, respectively, are provided as collateral in relation to the associates’ borrowings.

(*3)	As of December 31, 2017 and 2018, shares of PSC Energy Global Co., Ltd., a subsidiary of the Company, are provided as collateral in relation to the associates’ borrowings.

(*4)

As of December 31, 2018, it was classified as an associate even though the Company’s ownership percentage is less than 20% of ownership percentage since the Company has significant influence over the investee when considering its structure of the Board of Directors and others.

Details of Investments in Joint Ventures

Details of investments in joint ventures as of December 31, 2017 and 2018 are as follows:

	Number of shares	Ownership (%)	Acquisition cost		Book value
Company					2017		2018
	(in millions of Won)
[Domestic]
POSCO MITSUBISHI CARBON TECHNOLOGY	11,568,000	60.00	￦	115,680	￦	110,760	180,192
Others (6 companies)						6,094	9,124

						116,854	189,316

[Foreign]
Roy Hill Holdings Pty Ltd (*1)	13,117,972	12.50		1,528,672		1,125,133	1,041,600
POSCO-NPS Niobium LLC	325,050,000	50.00		364,609		348,836	363,506
KOBRASCO	2,010,719,185	50.00		32,950		108,485	133,449
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.	—	25.00		61,961		88,305	88,391
DMSA/AMSA (*1)	—	4.00		322,596		56,735	26,709
CSP — Compania Siderurgica do Pecem	1,108,696,532	20.00		558,821		146,427	24,832
Others (13 companies)						46,716	43,508

						1,920,637	1,721,995

					￦	2,037,491	1,911,311

(*1)	As of December 31, 2017 and 2018, the investments in joint ventures are provided as collateral in relation to the joint ventures’ borrowings.

Movements of Investments in Associates and Joint Ventures

The movements of investments in associates and joint ventures for the years ended December 31, 2017 and 2018 were as follows:

1) For the year ended December 31, 2017

Company	December 31, 2016 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease) (*1)	December 31, 2017 Book value
				(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	175,690	—	—	418	(555)	175,553
SNNC		107,859	—	—	2,370	195	110,424
QSONE Co., Ltd.		84,799	—	(368)	618	—	85,049
Chun-cheon Energy Co., Ltd		45,077	27,791	—	1,510	—	74,378
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co., Ltd		12,551	—	—	4,701	—	17,252
BLUE OCEAN Private Equity Fund		35,752	—	—	(8,154)	(7,978)	19,620
Daesung Steel		12,302	—	—	3,198	—	15,500
Incheon-Gimpo Expressway Co., Ltd.		37,372	—	—	(6,463)	751	31,660
Keystone NO. 1. Private Equity Fund		13,314	—	—	(886)	(49)	12,379
UITrans LRT Co., Ltd.		17,851	—	—	(2,010)	—	15,841
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		11,890	—	—	(197)	(4,865)	6,828
KONES, Corp.		5,641	—	—	(2,774)	(40)	2,827
POSCO MITSUBISHI CARBON TECHNOLOGY		83,113	—	—	27,582	65	110,760
Others (40 companies)		55,061	28,348	(137)	(7,995)	(1,858)	73,419

		698,272	56,139	(505)	11,918	(14,334)	751,490

[Foreign]
AES-VCM Mong Duong Power Company Limited		167,141	—	(30,798)	19,644	(13,639)	142,348
South-East Asia Gas Pipeline Company Ltd.		215,996	—	(37,016)	42,896	(24,807)	197,069
7623704 Canada Inc.		137,512	—	(7,563)	7,468	(15,715)	121,702
Eureka Moly LLC		89,601	—	—	(35)	(10,168)	79,398
AMCI (WA) PTY LTD		70,501	—	—	(4,299)	(2,824)	63,378
Nickel Mining Company SAS		45,138	—	—	424	343	45,905
KOREA LNG LTD.		63,058	—	(6,466)	(70,180)	47,010	33,422
NCR LLC		36,738	276	—	(60)	(3,216)	33,738
PT. Batutua Tembaga Raya		22,723	—	—	260	(1,160)	21,823
PT. Wampu Electric Power		8,706	—	—	5,927	(1,242)	13,391
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		18,008	—	—	(1,268)	(1,123)	15,617
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		6,840	—	—	303	(626)	6,517
Roy Hill Holdings Pty Ltd		1,186,859	—	—	46,020	(107,746)	1,125,133
POSCO-NPS Niobium LLC		393,570	—	(17,277)	17,173	(44,630)	348,836
KOBRASCO		88,308	—	(22,135)	56,445	(14,133)	108,485
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		97,369	—	(5,542)	1,555	(5,077)	88,305
DMSA/AMSA		74,935	13,712	—	(22,339)	(9,573)	56,735
CSP - Compania Siderurgica do Pecem		330,463	—	—	(147,847)	(36,189)	146,427
Others (40 companies)		130,651	22,209	(4,408)	46,535	(36,774)	158,213

		3,184,117	36,197	(131,205)	(1,378)	(281,289)	2,806,442

	￦	3,882,389	92,336	(131,710)	10,540	(295,623)	3,557,932

(*1)

Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital adjustments effect from translations of financial statements of foreign investees and others.

2) For the year ended December 31, 2018

Company	December 31, 2017 Book value		Acquisition	Dividends	Share of profits (losses)	Other increase (decrease) (*1)	December 31, 2018 Book value
				(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	175,553	—	—	(1,430)	—	174,123
POSPower Co., Ltd		—	176,731	—	(3,198)	(12,056)	161,477
SNNC		110,424	—	—	6,624	(126)	116,922
QSONE Co., Ltd.		85,049	—	(550)	1,051	—	85,550
Chun-cheon Energy Co., Ltd		74,378	—	—	(11,900)	—	62,478
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co., Ltd		17,252	—	—	130	—	17,382
BLUE OCEAN Private Equity Fund		19,620	—	—	(17,930)	(1,690)	—
Daesung Steel		15,500	—	—	144	—	15,644
Incheon-Gimpo Expressway Co., Ltd.		31,660	—	—	(18,331)	—	13,329
Keystone NO. 1. Private Equity Fund		12,379	—	—	(1,295)	99	11,183
UITrans LRT Co., Ltd.		15,841	—	—	(15,841)	—	—
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		6,828	—	—	(1,089)	—	5,739
KONES, Corp.		2,827	—	—	29	(7)	2,849
POSCO MITSUBISHI CARBON TECHNOLOGY		110,760	—	—	69,594	(162)	180,192
Others (52 companies)		73,419	44,629	(784)	18,942	(3,348)	132,858

		751,490	221,360	(1,334)	25,500	(17,290)	979,726

[Foreign]
AES-VCM Mong Duong Power Company Limited		142,348	—	(26,108)	30,096	63,600	209,936
South-East Asia Gas Pipeline Company Ltd.		197,069	—	(29,301)	17,709	(6,018)	179,459
7623704 Canada Inc.		121,702	—	(4,509)	4,373	5,319	126,885
Eureka Moly LLC		79,398	—	—	(406)	3,455	82,447
AMCI (WA) PTY LTD.		63,378	—	—	(3,412)	11,120	71,086
KOREA LNG LTD.		33,422	—	(10,544)	10,542	10,134	43,554
Nickel Mining Company SAS		45,905	—	—	(4,268)	75	41,712
NCR LLC		33,738	2,505	—	(5,909)	7,268	37,602
PT. Batutua Tembaga Raya		21,823	—	—	(1,817)	473	20,479
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		15,617	—	—	(735)	(86)	14,796
PT. Wampu Electric Power		13,391	—	—	177	552	14,120
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		6,517	—	—	23	(62)	6,478
Roy Hill Holdings Pty Ltd		1,125,133	—	—	59,095	(142,628)	1,041,600
POSCO-NPS Niobium LLC		348,836	—	(22,254)	21,536	15,388	363,506
KOBRASCO		108,485	—	(37,710)	75,170	(12,496)	133,449
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		88,305	—	—	540	(454)	88,391
DMSA/AMSA		56,735	17,973	—	(48,802)	803	26,709
CSP - Compania Siderurgica do Pecem		146,427	—	—	(109,714)	(11,881)	24,832
Others (42 companies)		158,213	2,771	(22,588)	42,937	(38,097)	143,236

		2,806,442	23,249	(153,014)	87,135	(93,535)	2,670,277

	￦	3,557,932	244,609	(154,348)	112,635	(110,825)	3,650,003

(*1)

Other increase or decrease represents the changes in investments in associates and joint ventures due to disposals, change in capital adjustments effect from translations of financial statements of foreign investees and others.

Summarized Financial Information of Associates and Joint Ventures

Summarized financial information of associates and joint ventures as of and for the years ended December 31, 2017 and 2018 are as follows:

1) December 31, 2017

Company	Assets		Liabilities	Equity	Sales	Net income (loss)
	(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	562,698	866	561,832	—	1,261
SNNC		705,975	459,519	246,456	576,023	2,417
QSONE Co., Ltd.		248,779	78,680	170,099	15,297	1,236
Chun-cheon Energy Co., Ltd		700,079	539,137	160,942	164,294	(8,250)
Daesung Steel		169,774	112,795	56,979	70,434	18,230
Incheon-Gimpo Expressway Co., Ltd.		1,132,233	922,338	209,895	—	(23,221)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co., Ltd		76,184	48,072	28,112	77,093	15,921
BLUE OCEAN Private Equity Fund		311,129	188,512	122,617	445,238	(3,345)
Keystone NO. 1. Private Equity Fund		170,155	133,033	37,122	5,391	(2,070)
UITrans LRT Co., Ltd.		464,074	384,202	79,872	3,689	(13,263)
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		55,936	1,315	54,621	10,212	(1,578)
KONES, Corp.		2,766	1,616	1,150	5,379	139
POSCO MITSUBISHI CARBON TECHNOLOGY		478,847	295,052	183,795	154,312	46,138
[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,911,942	1,121,783	790,159	445,682	171,303
7623704 Canada Inc.		1,182,376	9	1,182,367	—	82,344
KOREA LNG LTD.		179,269	86	179,183	34,640	32,446
Nickel Mining Company SAS		465,700	324,687	141,013	179,683	(4,450)
PT. Batutua Tembaga Raya		336,085	272,542	63,543	195,520	49,091
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		70,437	18,722	51,715	85,850	(3,736)
PT. Wampu Electric Power		212,095	148,177	63,918	779	29,634
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		70,701	43,588	27,113	84,973	1,210
Roy Hill Holdings Pty Ltd		10,148,416	6,600,900	3,547,516	2,988,372	797,008
POSCO-NPS Niobium LLC		697,470	—	697,470	—	32,481
KOBRASCO		252,813	35,843	216,970	179,453	112,890
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		717,472	391,871	325,601	1,245,178	5,978
DMSA/AMSA		5,586,171	4,167,906	1,418,265	630,229	(475,958)
CSP - Compania Siderurgica do Pecem		4,805,353	4,223,392	581,961	1,290,767	(740,591)

2) December 31, 2018

Company	Assets		Liabilities	Equity (deficit)	Sales	Net income (loss)
	(in millions of Won)
[Domestic]
EQP POSCO Global NO1 Natural Resources Private Equity Fund	￦	552,760	783	551,977	—	10,249
POSPower Co., Ltd		425,632	35,761	389,871	—	(4,536)
SNNC		645,013	384,586	260,427	656,320	14,229
QSONE Co., Ltd.		249,384	78,285	171,099	16,597	2,101
Chun-cheon Energy Co., Ltd		667,454	525,308	142,146	320,950	(18,796)
CHUNGJU ENTERPRISE CITY DEVELOPMENT Co., Ltd		63,554	35,003	28,551	16,237	439
BLUE OCEAN Private Equity Fund		305,876	174,640	131,236	459,491	(5,294)
Daesung Steel		169,305	111,502	57,803	75,474	824
Incheon-Gimpo Expressway Co., Ltd.		1,049,629	931,937	117,692	—	(92,202)
Keystone NO. 1. Private Equity Fund		177,024	144,186	32,838	15,507	(3,962)
UITrans LRT Co., Ltd.		430,227	435,699	(5,472)	12,929	(85,344)
KoFC POSCO HANWHA KB Shared Growth NO. 2. Private Equity Fund		59,464	1,061	58,403	2,401	(12,313)
KONES, Corp.		2,618	1,414	1,204	5,167	70
POSCO MITSUBISHI CARBON TECHNOLOGY		537,138	237,563	299,575	300,986	116,049

[Foreign]
South-East Asia Gas Pipeline Company Ltd.		1,726,410	1,009,731	716,679	343,471	70,717
7623704 Canada Inc.		1,232,208	1	1,232,207	—	44,320
KOREA LNG LTD.		217,883	110	217,773	54,357	52,720
Nickel Mining Company SAS		465,463	329,084	136,379	207,956	(4,569)
PT. Batutua Tembaga Raya		332,305	274,580	57,725	128,609	(8,451)
Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd		73,515	24,264	49,251	121,104	(2,231)
PT. Wampu Electric Power		223,009	155,407	67,602	13,461	887
POSCO SeAH Steel Wire (Nantong) Co., Ltd.		61,782	34,740	27,042	85,619	78
Roy Hill Holdings Pty Ltd		9,666,619	6,043,492	3,623,127	3,259,256	497,469
POSCO-NPS Niobium LLC		726,810	—	726,810	—	41,812
KOBRASCO		317,842	50,945	266,897	229,340	150,550
BX STEEL POSCO Cold Rolled Sheet Co., Ltd.		710,518	384,572	325,946	1,341,849	2,159
DMSA/AMSA		5,562,877	4,171,896	1,390,981	731,127	(529,844)
CSP - Compania Siderurgica do Pecem		4,194,242	4,192,867	1,375	1,860,198	(542,865)